THE ADVISORS' INNER CIRCLE FUND

                         HARVEST FUNDS CHINA ALL ASSETS
                        HARVEST FUNDS INTERMEDIATE BOND
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 5, 2014
                                     TO THE
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                    ("SAI"),
                             EACH DATED MAY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND SAI AND SHOULD BE READ IN
     CONJUNCTION WITH THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND SAI.


Beginning on September 5, 2014, the Funds no longer will use their current website, www.harvestfunds-us.com (the "Effective Date"). As of the Effective Date, the Funds' new website will be www.harvestfunds-usa.com, and all references to "www.harvestfunds-us.com" in the Summary Prospectus, Statutory Prospectus and SAI are hereby deleted and replaced with "www.harvestfunds-usa.com."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 HGI-SK-002-0100